Proforma Financial Information (Details) - Nanotron and CXApp $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues | $	$ 17,845
Net loss attributable to common stockholders | $	$ (77,927)
Net loss per basic common share (in usd per share) | $ / shares	$ (50.30)
Net loss per diluted common share (in usd per share) | $ / shares	$ (50.30)
Weighted average common shares outstanding:
Basic (in shares) | shares	1,549,160
Diluted (in shares) | shares	1,549,160